Income taxes - Movement in deferred tax assets and liabilities during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (3.5)	$ (149.1)
Recognised in profit or loss	(19.3)	156.1
Recognised in other comprehensive income	2.7	(10.5)
Ending balance	(20.1)	(3.5)
Fixed assets (including right of use assets)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(428.9)	(955.9)
Recognised in profit or loss	(162.8)	527.0
Ending balance	(591.7)	(428.9)
Financial instruments and
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	405.0	783.7
Recognised in profit or loss	141.5	(368.2)
Recognised in other comprehensive income	2.9	(10.5)
Ending balance	549.4	405.0
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13.4	12.9
Recognised in profit or loss	0.3	0.5
Recognised in other comprehensive income	(0.3)
Ending balance	13.4	13.4
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.4	6.8
Recognised in profit or loss	0.1	(6.4)
Ending balance	0.5	0.4
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6.6	3.4
Recognised in profit or loss	1.6	3.2
Recognised in other comprehensive income	0.1
Ending balance	$ 8.3	$ 6.6